Condensed Parent Company Financial Information (Schedule of Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 4,447	$ 4,843	$ 4,754
Increase in accrued interest receivable	43	(106)	(444)
Decrease (increase) in other assets	1,191	253	(803)
Increase (decrease) in other liabilities	(100)	(430)	946
Net cash provided by operating activities	10,680	11,748	8,194
Cash dividends paid	(1,612)	(2,679)	(2,142)
Repayments	(6,115)	(3,301)	(13,000)
Purchase of treasury stock	0	0	(76)
Net cash provided by (used in) financing activities	(2,970)	(3,849)	17,262
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,506)	(28,877)	38,237
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	31,216	60,093	21,856
CASH AND CASH EQUIVALENTS AT END OF YEAR	27,710	31,216	60,093
Parent Company [Member]
Net income	4,447	4,843	4,754
Equity in net income of subsidiary, less dividends	7,669	(1,855)	(2,537)
Decrease (increase) in dividends receivable	(726)	535	1
Increase in accrued interest receivable	0	0	90
Decrease (increase) in other assets	(101)	(84)	(52)
Increase (decrease) in other liabilities	56	37	(10)
Net cash provided by operating activities	11,345	3,476	2,246
Cash dividends paid	(1,612)	(2,679)	(2,142)
Repayments	(1,129)	(801)	0
Cash paid for business combination	(8,574)	0	0
Purchase of treasury stock	0	0	(76)
Net cash provided by (used in) financing activities	(11,315)	(3,480)	(2,218)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	30	(4)	28
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	27	31	3
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 57	$ 27	$ 31